Income Taxes - Additional Information (Detail) - USD ($) $ in Millions	3 Months Ended	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2025
Cayman Island Subsidiaries [Member]
Income tax [line items]
Global minimum income tax expense for the current period	$ 50	$ 95